Leases - Supplemental cash flow information related to leases (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases
Operating cash flows from operating leases	$ 1,091
Financing cash flows from financing leases	$ 771
Weighted average remaining lease term Operating leases (in years)	3 years 2 months 12 days
Weighted average remaining lease term, Finance leases (in years)	1 year 2 months 12 days
Weighted average discount rate, Operating leases	9.25%
Weighted average discount rate, Finance leases	3.51%